GENERAL (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Identified Intangible Assets Acquired as Acquisition Date
Fair value
Net liabilities and tangible assets assumed	$(715)
Customer relationships	1,271
Goodwill	1,720
Deferred income taxes	(381)
Total	$1,896